Investments (Details) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021
Long-Term Investments [Line Items]
Equity interest percentage							24.47%
Cash consideration		¥ 320,730	$ 320,730
Deposit		170,000		¥ 100,000		¥ 470,000
Interest adjustment amount		4,201		17,395		39,392
Amount of impairment						35,968
Fair value amount				37,126
Unrealized losses for securities		15,290
Investment cost		671
Fair value of available-for-sale investments		14,176
Unrealized gain		1,339
Foreign currency translation adjustment		225		756
Unrealized loss				633
HSBC HOLDINGS PLC BOND [Member]
Long-Term Investments [Line Items]
Fair value amount | $					$ 36,495
Unrealized losses for securities				147
Standard Chartered Bank linked [Member]
Long-Term Investments [Line Items]
Unrealized losses for securities				24,782
Purchase amount		¥ 11,612		25,548
Fair value unrealized gain amount				¥ 24,905
Hubei Consumer [Member]
Long-Term Investments [Line Items]
Consideration amount	¥ 361,100